Note 48 - Other Information (Tables)	6 Months Ended
Jun. 30, 2019
Other Information
Disclosure Of Dividends
Dividends paid ("Dividend Option" not included)
		June 2019			June 2018
	% Over Nominal	Euros per Share	Amount (Millions of Euros)	% Over Nominal	Euros per Share	Amount (Millions of Euros)
Ordinary shares	32,65%	0,16	1.067	30,61%	0,15	1.000
Total dividends paid in cash	32,65%	0,16	1.067	30,61%	0,15	1.000
Dividends with charge to income	32,65%	0,16	1.067	30,61%	0,15	1.000

Profit Attributable by Operating Segments
Profit attributable by operating segment
	Profit/ (loss)
	June 2019	June 2018
Spain	734	746
United States	297	385
Mexico	1.287	1.200
Turkey	282	372
South America	404	332
Rest of Eurasia	55	60
Subtotal operating segments	3.058	3.094
Corporate Center	(616)	(558)
Total	2.442	2.536

Interest Income Breakdown by Geographical Area
Interest Income. Breakdown by geographical area (Millions of Euros)
	Notes	June 2019	June 2018
Domestic		2.466	2.443
Foreign		13.212	11.975
European Union		245	247
Eurozone		164	170
No Eurozone		81	76
Other countries		12.967	11.728
Total	32.1	15.678	14.418
Of which BBVA, S.A.:
Domestic		2.199	2.174
Foreign		286	180
European Union		104	66
Eurozone		83	45
No Eurozone		22	21
Other countries		182	114
Total		2.485	2.354